UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08349

Name of Fund: BlackRock MuniHoldings Insured Investment Fund (MFL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniHoldings Insured Investment Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock MuniHoldings Insured Investment Fund

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

California - 2.5%

County/City/Special District/School District - 1.8%	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Refunding Bonds, Series B, 5.50%, 4/01/39 (a)	$2,930	$2,951,448
	Los Angeles, California, Unified School District, GO, Series D,5.25%, 7/01/25	3,485	3,651,722
	Los Angeles, California, Unified School District, GO, Series I, 5%,1/01/34	2,400	2,333,712

			8,936,882

Utilities - 0.7%	Manteca, California, Financing Authority, Sewer Revenue Bonds,5.75%, 12/01/36 (a)	3,285	3,344,623

	Total Municipal Bonds in California		12,281,505

District of Columbia - 0.4%

Education - 0.4%	District of Columbia, University Revenue Refunding Bonds (Georgetown University), Series D, 5.50%, 4/01/36 (b)	1,730	1,797,712

	Total Municipal Bonds in the District of Columbia		1,797,712

Florida - 100.1%

Corporate - 0.4%	Collier County, Florida, IDA, IDR, Refunding (Southern States Utilities), AMT, 6.50%, 10/01/25	900	759,915
	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project), Series B, 5.15%, 9/01/25	1,100	1,097,547

			1,857,462

County/City/Special District/School District - 24.2%	Alachua County, Florida, School Board, COP, 5.25%,7/01/29 (c)	3,075	3,076,199
	Cape Coral, Florida, Special Obligation Revenue Bonds, 5%,10/01/30 (d)	3,000	2,885,580
	Clay County, Florida, School Board, COP (Master Lease Program), 5.75%, 7/01/10 (d)(e)	1,320	1,407,529
	Hernando County, Florida, School Board, COP, 5%, 7/01/30 (d)	5,365	5,000,663
	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, 5.25%, 10/01/32 (d)(f)	7,305	7,319,975
	Jacksonville, Florida, Sales Tax Revenue Bonds, 5.50%,10/01/16 (c)	2,000	2,138,340
	Jacksonville, Florida, Sales Tax Revenue Bonds, 5.50%,10/01/18 (c)	3,800	3,991,748
	Lee County, Florida, Capital Revenue Bonds, 5.25%,10/01/23 (c)	4,225	4,261,842

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds
M/F	Multi-Family
PCR	Pollution Control Revenue Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Notes

BlackRock MuniHoldings Insured Investment Fund

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Leesburg, Florida, Capital Improvement Revenue Bonds, 5.25%,10/01/27 (d)(f)	$1,605	$1,618,257
	Leesburg, Florida, Capital Improvement Revenue Bonds, 5.25%, 10/01/34 (d)(f)	3,425	3,317,524
	Miami-Dade County, Florida, GO (Parks Program), 6%, 11/01/24 (d)(f)	6,705	6,832,663
	Miami-Dade County, Florida, IDA, IDR (BAC Funding Corporation Project), Series A, 5.25%, 10/01/20 (c)	3,280	3,419,367
	Orange County, Florida, School Board, COP, 5.50%, 8/01/25 (c)	1,300	1,359,020
	Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent Contract Payments), Series A, 5.25%, 11/01/38 (a)	10,250	10,353,730
	Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds, 5.375%, 10/01/18 (c)	3,155	3,343,827
	Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50%, 10/01/27 (d)(f)	5,560	5,621,994
	Palm Beach County, Florida, School Board, COP, Refunding, Series B, 5.375%, 8/01/17 (c)	6,115	6,372,992
	Palm Beach County, Florida, School Board, COP, Series A, 6%, 8/01/10 (e)(f)	5,070	5,437,727
	Palm Beach County, Florida, School Board, COP, Series A, 6.25%, 8/01/10 (e)(f)	13,205	14,201,317
	Saint Johns County, Florida, Sales Tax Revenue Bonds, Series B, 5.25%, 10/01/32 (c)	640	642,022
	Saint Johns County, Florida, Transportation Improvement Revenue Bonds, 5.125%, 10/01/32 (c)	3,250	3,225,723
	Saint Lucie County, Florida, School Board, COP, 6.25%, 7/01/10 (e)(g)	4,055	4,347,244
	Saint Lucie County, Florida, School Board, COP, Refunding, Series A, 5.50%, 7/01/18 (g)	1,495	1,584,760
	Saint Lucie County, Florida, School Board, COP, Refunding, Series C, 5.50%, 7/01/18 (g)	1,170	1,240,247
	Taylor County, Florida, Sales Tax Revenue Bonds, 6%, 10/01/10 (e)(f)	3,835	4,108,551
	Village Center Community Development District, Florida, Recreational Revenue Bonds, Series A, 5.375%, 11/01/34 (d)	10,775	9,205,190
	Village Center Community Development District, Florida, Recreational Revenue Bonds, Series A, 5.125%, 11/01/36 (d)	1,750	1,424,710
	Village Center Community Development District, Florida, Utility Revenue Bonds, 5.25%, 10/01/23 (d)	2,900	2,669,769

			120,408,510

Education - 10.6%	Broward County, Florida, Educational Facilities Authority Revenue Bonds (Nova Southeastern University), 5%, 4/01/31 (a)	8,000	8,036,240
	Florida Higher Educational Facilities Financing Authority Revenue Bonds (Flagler College, Inc. Project), 5.25%, 11/01/36 (h)	12,000	10,077,600

BlackRock MuniHoldings Insured Investment Fund

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Florida State Board of Regents, Housing Revenue Bonds (University of Central Florida), 5.25%, 10/01/26 (d)(f)	$1,650	$1,660,329
	Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds (University of Miami), Series A, 6%, 4/01/10 (c)(e)	19,425	20,497,843
	Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project), 5.50%, 9/01/15 (d)	1,275	1,310,662
	Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project), 5.50%, 9/01/16 (d)	1,345	1,375,518
	Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project), 5.50%, 9/01/17 (d)	1,420	1,444,807
	Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project), 5.50%, 9/01/18 (d)	1,500	1,517,655
	Tallahassee, Florida, Lease Revenue Bonds (Florida State University Project), Series A, 5.25%, 8/01/23 (d)	2,800	2,834,720
	Tallahassee, Florida, Lease Revenue Bonds (Florida State University Project), Series A, 5.375%, 8/01/26 (d)	1,000	1,017,360
	Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University Project), Series A, 5%, 6/01/25 (i)	2,075	1,885,262
	Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University Project), Series A, 5%, 6/01/35 (i)	1,740	1,418,274

			53,076,270

Health - 7.1%	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5%, 8/15/37 (g)	13,190	12,356,788
	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A, 5%, 4/01/32 (c)	6,200	5,399,270
	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional Healthcare), 6%, 12/01/12 (e)	9,220	10,642,001
	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional Healthcare), Series A, 6.25%, 10/01/18 (d)	5,000	5,380,250
	South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.), 5.80%, 10/01/34	1,750	1,586,585

			35,364,894

Housing - 4.2%	Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds (Multi-County Program), AMT, Series A, 6.30%, 10/01/20 (d)(j)	80	81,491
	Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds (Multi-County Program), AMT, Series A, 6.375%, 10/01/26 (d)(j)	305	310,829
	Florida HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series 2, 5.75%, 7/01/14 (d)	935	936,365

BlackRock MuniHoldings Insured Investment Fund

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Florida HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series 2, 5.90%, 7/01/29 (d)	$8,005	$8,099,699
	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, AMT, Series 11, 5.95%, 1/01/32 (g)	5,905	5,917,105
	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series 4, 6.25%, 7/01/22 (g)	585	599,256
	Florida Housing Finance Corporation, Housing Revenue Bonds (Waverly Apartments), AMT, Series C-1, 6.30%, 7/01/30 (g)	2,055	2,099,244
	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi- County Program), AMT, Series A-1, 7.20%, 3/01/33 (k)(l)	65	66,011
	Lee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series A-2, 6.30%, 3/01/29 (k)(l)(m)	210	213,914
	Manatee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Sub-Series 1, 6.25%, 11/01/28 (l)	305	310,591
	Miami-Dade County, Florida, HFA, M/F Mortgage Revenue Bonds (Marbrisa Apartments Project), AMT, Series 2A, 6%, 8/01/26 (g)	2,185	2,229,377

			20,863,882

State - 1.1%	Florida Municipal Loan Council Revenue Bonds, Series B, 5.375%, 11/01/25 (d)	1,285	1,290,872
	Florida Municipal Loan Council Revenue Bonds, Series B, 5.375%, 11/01/30 (d)	4,150	4,100,408

			5,391,280

Transportation - 29.7%	Hillsborough County, Florida, Aviation Authority Revenue Bonds, AMT, Series A, 5.50%, 10/01/38 (a)	10,655	9,909,043
	Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds, AMT, Series C, 5.75%, 10/01/26 (a)	2,875	2,949,923
	Jacksonville, Florida, Port Authority Revenue Bonds, AMT, 6%, 11/01/38 (a)	11,760	11,743,183
	Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT, 5.625%, 11/01/26 (d)	1,870	1,820,333
	Lee County, Florida, Airport Revenue Bonds, AMT, Series A, 6%, 10/01/29 (g)	19,925	20,086,990
	Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5%, 10/01/33 (g)	10,010	8,841,333
	Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5.125%, 10/01/35 (g)	11,105	9,893,000
	Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), AMT, Series A, 6%, 10/01/24 (d)(f)	1,000	1,007,400
	Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), AMT, Series A, 6%, 10/01/29 (d)(f)	10,000	9,952,500
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, Series A, 5.50%, 10/01/41 (g)	11,400	10,524,024
	Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B, 5.25%, 7/01/27 (d)(f)	8,995	9,066,420

BlackRock MuniHoldings Insured Investment Fund

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Refunding Bonds, 5.125%, 7/01/25 (d)(f)	$12,250	$12,348,490
	Miami-Dade County, Florida, IDA, IDR (Airis Miami II LLC Project), AMT, 6%, 10/15/19 (c)	5,100	5,131,467
	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, Series B, 5%, 7/01/30 (c)	1,750	1,725,238
	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, Series B, 5%, 7/01/35 (c)	34,550	33,281,324

			148,280,668

Utilities - 22.8%	Emerald Coast, Florida, Utilities Authority, System Revenue Bonds, 5.25%, 1/01/26 (d)(f)	1,130	1,148,170
	Emerald Coast, Florida, Utilities Authority, System Revenue Bonds, 5.25%, 1/01/36 (d)(f)	1,560	1,501,547
	Jacksonville, Florida, Water and Sewer Revenue Bonds (United Water Florida Project), AMT, 6.35%, 8/01/25 (c)	1,500	1,500,525
	Miami Beach, Florida, Stormwater Revenue Bonds, 5.75%, 9/01/16 (d)(f)	1,630	1,713,097
	Miami Beach, Florida, Stormwater Revenue Bonds, 5.25%, 9/01/20 (d)(f)	1,000	1,024,700
	Miami Beach, Florida, Stormwater Revenue Bonds, 5.25%, 9/01/25 (d)(f)	4,400	4,437,752
	Miami Beach, Florida, Stormwater Revenue Bonds, 5.375%, 9/01/30 (d)(f)	1,910	1,912,846
	Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.625%, 9/01/18 (c)	2,690	2,814,520
	Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.75%, 9/01/25 (c)	10,600	10,877,720
	Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.50%, 10/01/15 (g)	2,945	3,159,219
	Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.50%, 10/01/16 (g)	3,105	3,330,858
	Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25%, 10/01/30 (d)	8,800	8,743,504
	Nassau County, Florida, Water and Sewer System Revenue Bonds, 5.125%, 9/01/33 (d)	5,175	4,943,005
	Panama City, Florida, Water and Sewer Revenue Bonds, Series B, 5.25%, 10/01/22 (d)	3,000	3,045,780
	Port St. Lucie, Florida, Utility Revenue Bonds, 5.25%, 9/01/26 (d)	1,280	1,289,818
	Port St. Lucie, Florida, Utility Revenue Bonds, 5.25%, 9/01/27 (d)	1,345	1,348,564
	Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5%, 10/01/31 (g)	3,200	3,140,672
	Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5%, 10/01/35 (g)	4,755	4,576,212

BlackRock MuniHoldings Insured Investment Fund

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5%, 10/01/37 (g)	$8,200	$7,852,238
	Saint Lucie, Florida, West Services District, Utility Revenue Bonds, 5.25%, 10/01/34 (d)	1,720	1,666,026
	Saint Lucie, Florida, West Services District, Utility Revenue Bonds, 5%, 10/01/38 (d)	4,750	4,386,293
	Saint Lucie, Florida, West Services District, Utility Revenue Refunding Bonds, Senior Lien, 6%, 10/01/22 (d)	3,250	3,391,018
	Sunrise, Florida, Utility System Revenue Refunding Bonds, 5.20%, 10/01/22 (c)	2,250	2,329,448
	Tampa Bay, Florida, Water Utility System Revenue Bonds, 6%, 10/01/11 (e)(f)	30,335	33,705,219

			113,838,751

	Total Municipal Bonds in Florida		499,081,717

Georgia - 2.5%

Transportation - 1.9%	Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General Revenue Refunding Bonds, Series C, 5%, 1/01/33 (g)	9,700	9,646,359

Utilities - 0.6%	Fulton County, Georgia, Water and Sewer Revenue Bonds, 5.25%, 1/01/35 (d)(f)	3,000	3,019,290

	Total Municipal Bonds in Georgia		12,665,649

Illinois - 3.1%

Education - 0.8%	Chicago, Illinois, Board of Education, GO, Refunding (School Reform Board), Series A, 5.50%, 12/01/26 (d)(f)	3,745	4,142,419

Transportation - 1.4%	Chicago, Illinois, Transit Authority, Capital Grant Receipts Revenue Bonds (Federal Transit Administration Section 5309 Formula Funds), Series A, 6%, 6/01/26 (a)	6,315	7,140,181

Utilities - 0.9%	Chicago, Illinois, Wastewater Transmission, Revenue Refunding Bonds, Second Lien, 5.50%, 1/01/30 (d)	4,075	4,212,490

	Total Municipal Bonds in Illinois		15,495,090

Kentucky - 0.9%

State - 0.9%	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds (Project Number 93), 5.25%, 2/01/27 (a)	400	423,292
	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds (Project Number 93), 5.25%, 2/01/28 (a)	4,000	4,197,680

	Total Municipal Bonds in Kentucky		4,620,972

Louisiana - 1.4%

State - 1.2%	Louisiana State Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series C-3, 6.125%, 6/01/25 (a)	5,475	5,875,387

Transportation - 0.2%	New Orleans, Louisiana, Aviation Board Revenue Refunding Bonds, Series A-1, 6%, 1/01/23 (a)	500	522,575
	New Orleans, Louisiana, Aviation Board Revenue Refunding Bonds, Series A-2, 6%, 1/01/23 (a)	720	752,508

			1,275,083

	Total Municipal Bonds in Louisiana		7,150,470

BlackRock MuniHoldings Insured Investment Fund

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Michigan - 9.7%

Health - 1.3%	Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	$5,780	$6,504,350

Utilities - 8.4%	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series A, 5.50%, 7/01/36 (b)(f)	20,540	20,670,223
	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series B, 5.50%, 7/01/29 (d)(f)	7,490	7,268,221
	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Refunding Bonds, Series E, 5.75%, 7/01/31 (b)(f)	6,000	6,223,080
	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien, Series B, 6.25%, 7/01/36 (g)	6,320	6,667,853
	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien, Series B, 7%, 7/01/36 (g)	850	949,059

			41,778,436

	Total Municipal Bonds in Michigan		48,282,786

Minnesota - 2.2%

Health - 2.2%	Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds (Fairview Health Services), Series B, 6.50%, 11/15/38 (a)	9,900	10,774,764

	Total Municipal Bonds in Minnesota		10,774,764

Nevada - 1.1%

County/City/Special District/School District - 1.1%	Clark County, Nevada, Water Reclamation District, GO, Series B, 5.50%, 7/01/29	5,000	5,289,400

	Total Municipal Bonds in Nevada		5,289,400

New Jersey - 2.2%

Health - 1.3%	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Virtua Health), 5.50%, 7/01/38 (a)	6,500	6,453,005

State - 0.9%	New Jersey EDA, School Facilities Construction Revenue Bonds, Series Z, 6%, 12/15/34 (a)	4,350	4,792,047

	Total Municipal Bonds in New Jersey		11,245,052

New York - 5.8%

County/City/Special District/School District - 1.9%	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-3, 5.25%, 1/15/39	5,625	5,508,731
	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-4, 5.50%, 1/15/29 (a)	4,000	4,219,920

			9,728,651

State - 2.8%	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series B, 5.25%, 3/15/38	13,500	13,799,835

Utilities - 1.1%	New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series FF-2, 5.50%, 6/15/40	5,000	5,257,900

	Total Municipal Bonds in New York		28,786,386

BlackRock MuniHoldings Insured Investment Fund

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Puerto Rico - 0.5%

Education - 0.5%	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds (University Plaza Project), Series A, 5.625%, 7/01/19 (d)	$2,725	$2,728,270

	Total Municipal Bonds in Puerto Rico		2,728,270

Texas - 11.7%

County/City/Special District/School District - 0.8%	Dallas, Texas, Civic Center Revenue Refunding and Improvement Bonds, 5.25%, 8/15/38 (a)	4,000	4,015,360

Health - 0.7%	Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series B, 7.25%, 12/01/35	1,500	1,616,310
	Tarrant County, Texas, Cultural Education Facilities Financing Corporation, Revenue Refunding Bonds (CHRISTUS Health), Series A, 6.50%, 7/01/37 (a)	1,770	1,908,644

			3,524,954

Transportation - 2.8%	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, Series A, 5.75%, 1/01/40 (a)	7,000	7,278,320
	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, Series K-1, 5.75%, 1/01/38 (a)	6,400	6,687,360

			13,965,680

Utilities - 7.4%	Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds, Series A, 6%, 11/15/35 (a)	12,700	13,995,400
	Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds, Series A, 6%, 11/15/36 (a)	9,435	10,388,972
	San Antonio, Texas, Electric and Gas Revenue Refunding Bonds, Series A, 5.25%, 2/01/31	12,025	12,438,901

			36,823,273

	Total Municipal Bonds in Texas		58,329,267

Virginia - 1.0%	Virginia State Public School Authority, Special Obligation School Financing Bonds (Fluvanna County), 6.50%, 12/01/35	4,300	4,835,221

	Total Municipal Bonds in Virginia		4,835,221

	Total Municipal Bonds - 145.1%		723,364,261

	Municipal Bonds Transferred to Tender Option Bond Trusts (n)

District of Columbia - 0.7%

Utilities - 0.7%	District of Columbia, Water and Sewer Authority, Public Utility Revenue Refunding Bonds, Senior Lien, Series A, 6%, 10/01/35	3,380	3,645,748

Florida - 7.9%

County/City/Special District/School District - 4.1%	Jacksonville, Florida, Sales Tax Revenue Bonds, 5%, 10/01/27 (d)	10,000	10,092,400
	Polk County, Florida, School Board COP, Master Lease, Series A, 5.50%, 1/01/10 (g)	9,890	10,116,580

			20,208,980

BlackRock MuniHoldings Insured Investment Fund

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds Transferred to Tender Option Bond Trusts (n)	Par (000)	Value

Housing - 2.6%	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT, Series A-2, 6%, 9/01/40 (k)(l)(m)	$8,055	$8,719,135
	Manatee County, Florida, HFA, Homeowner Revenue Bonds, AMT, Series A, 5.90%, 9/01/40 (k)(l)(m)	4,353	4,390,479

			13,109,614

Utilities - 1.2%	Jacksonville Electric Authority, Florida, Saint John’s River Power Park System Revenue Bonds, Issue Three, Series 2, 5%, 10/01/37	6,080	5,737,088

Nevada - 1.7%

Housing - 1.7%	Clark County, Nevada, Water Reclamation District, Limited Tax, GO, 6%, 7/01/38	8,000	8,548,080

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 10.3%		51,249,510

	Total Long-Term Investments (Cost - $776,300,429) - 155.4%		774,613,771

	Short-Term Securities

California - 2.0%	Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 5.75%, 6/08/09 (d)(o)	10,000	10,000,000

New York - 5.0%	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, VRDN, Series D-1, 1.50%, 6/08/09 (g)(o)	24,900	24,900,000

Pennsylvania - 1.4%	Philadelphia, Pennsylvania, GO, Refunding, VRDN, Series B, 3.50%, 6/08/09 (g)(o)	7,000	7,000,000

		Shares

Money Market Funds - 3.1%	CMA Florida Municipal Money Fund, 0.04% (p)(q)	86,404	86,404
	FFI Institutional Tax-Exempt Fund, 0.45% (p)(q)	15,100,000	15,100,000

			15,186,404

	Total Short-Term Securities (Cost - $57,086,404) - 11.5%		57,086,404

	Total Investments (Cost - $833,386,833*) - 169.9%		831,700,175
	Liabilities in Excess of Other Assets - (2.2)%		(10,926,108)
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (5.3)%		(26,281,956)
	Preferred Shares, at Redemption Value - (59.4)%		(296,155,016)

	Net Assets Applicable to Common Shares - 100.0%		$498,337,095

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$795,149,373

Gross unrealized appreciation	$26,683,484
Gross unrealized depreciation	(16,315,311)

Net unrealized appreciation	$10,368,173

(a)	Assured Guaranty Insured.

(b)	BHAC Insured.

(c)	AMBAC Insured.

(d)	NPFGC Insured.

BlackRock MuniHoldings Insured Investment Fund

Schedule of Investments May 31, 2009 (Unaudited)

(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	FGIC Insured.

(g)	FSA Insured.

(h)	XL Capital Insured.

(i)	CIFG Insured.

(j)	FHA Insured.

(k)	FNMA Collateralized.

(l)	GNMA Collateralized.

(m)	FHLMC Collateralized.

(n)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(o)

Security may have a maturity of more than one year at time of issuance but has variable rate and demand features that qualify it as a short term security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(p)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Florida Municipal Money Fund	(1,386,830)	$112,978
FFI Institutional Tax-Exempt Fund	15,100,000	$7,361

(q)	Represents the current yield as of report date.

BlackRock MuniHoldings Insured Investment Fund

Schedule of Investments May 31, 2009 (Unaudited)

•

Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$15,186,404
Level 2	816,513,771
Level 3	—

Total	$831,700,175

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Insured Investment Fund

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniHoldings Insured Investment Fund

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Insured Investment Fund

Date: July 15, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Insured Investment Fund

Date: July 15, 2009